Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued share capital	Common shares at par value	Additional paid in capital	Share premium	Treasury shares	Foreign currency translation reserve	Fair value reserve	Retained earnings	Total
Balance at Dec. 31, 2018	$ 143,376		$ 2,773		$ (15,050)	$ (295)	$ 954	$ 169,407	$ 301,165
Profit for the year								23,565	23,565
Other comprehensive income						(38)	3,320		3,282
Total comprehensive income						(38)	3,320	23,565	26,847
Purchase of treasury shares – (note 20)					(5,053)				(5,053)
Cash dividends (note 21)								(10,816)	(10,816)
Balance at Dec. 31, 2019	143,376		2,773		(20,103)	(333)	4,274	182,156	312,143
Profit for the year								27,251	27,251
Other comprehensive income						(16)	13,886		13,870
Total comprehensive income						(16)	13,886	27,251	41,121
Issuance of shares in connection with Business Combination (note 19) and (note 33) – at par value of USD 0.01		485							485
Deemed distribution to shareholders in connection with Business Combination (note 33)				(80,000)					(80,000)
Business Combination elimination adjustments (note 33)	(143,376)		(2,773)	237,228	20,103			(10)	111,172
Issuance of Restricted Shares Awards (note 32)		1		449					450
Cash dividends (note 21)								(4,360)	(4,360)
Balance at Dec. 31, 2020		486		157,677		(349)	18,160	205,037	381,011
Profit for the year								43,696	43,696
Other comprehensive income						1,341	(9,945)		(8,604)
Total comprehensive income						1,341	(9,945)	43,696	35,092
Issuance of Restricted Shares Awards (note 32)		3		1,868					1,871
Cash dividends (note 21)								(16,109)	(16,109)
Balance at Dec. 31, 2021		$ 489		$ 159,545		$ 992	$ 8,215	$ 232,624	$ 401,865